Employee Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefits
Note 15: Employee Benefits
Overview of Pension and Other Postretirement Benefits Plans
The Company maintains noncontributory defined benefit pension plans covering eligible employees of its regulated utility and shared services operations. Benefits under the plans are based on the employee’s years of service and compensation. The pension plans have been closed for all new employees. The pension plans were closed for most employees hired on or after January 1, 2006. Union employees hired on or after January 1, 2001, except for specific eligible groups specified in the plan, had their accrued benefit frozen and will be able to receive this benefit as a lump sum upon termination or retirement. Union employees hired on or after January 1, 2001, and non-union
employees hired on or after January 1, 2006, are provided with a defined contribution plan that includes a 5.25% of base pay Company-funded defined contribution account. The Company does not participate in a multi-employer plan. The Company also has unfunded noncontributory supplemental nonqualified pension plans that provide additional retirement benefits to certain employees.
The Company’s pension funding practice is to contribute at least the greater of the minimum amount required by the Employee Retirement Income Security Act of 1974 or the normal cost. Further, the Company will consider additional cash contributions and/or available prefunding balances if needed to avoid “at risk” status and benefit restrictions under the Pension Protection Act of 2006 (“PPA”). The Company may also consider increased contributions, based on other financial requirements and the plans’ funded position. Pension expense in excess of the amount contributed to the pension plans is deferred by certain regulated subsidiaries pending future recovery in rates charged for utility services as contributions are made to the plans. See Note 3—Regulatory Matters for additional information. Pension plan assets are invested in a number of actively managed, commingled funds, and limited partnerships including equities, fixed income securities, guaranteed annuity contracts with insurance companies, real estate funds and real estate investment trusts (“REITs”).
The Company maintains other postretirement benefit plans providing varying levels of medical and life insurance to eligible retirees. The retiree welfare plans are closed for union employees hired on or after January 1, 2006. The plans had previously closed for non-union
employees hired on or after January 1, 2002. The Company’s policy is to fund other postretirement benefit costs up to the amount recoverable through rates. Assets of the plans are invested in a number of actively managed funds in the form of separate accounts, commingled funds and limited partnerships, including equities and fixed income securities.
The Company engages third-party investment managers for all invested assets. Managers are not permitted to invest outside of the asset class (e.g., fixed income, equity, alternatives) or strategy for which they have been appointed. Investment management agreements and recurring performance and attribution analysis are used as tools to ensure investment managers invest solely within the investment strategy they have been provided. Futures and options may be used to adjust portfolio duration to align with a plan’s targeted investment policy.
In order to minimize asset volatility relative to the liabilities, a portion of plan assets is allocated to long duration fixed income investments that are exposed to interest rate risk. Increases in interest rates generally will result in a decline in the value of fixed income assets while reducing the present value of the liabilities. Conversely, rate decreases will increase fixed income assets, partially offsetting the related increase in the liabilities. Within equities, risk is mitigated by constructing a portfolio that is broadly diversified by geography, market capitalization, manager mandate size, investment style and process. For the Bargained Retiree Voluntary Employees’ Beneficiary Association (“Bargained VEBA”) trust, its asset structure is designed to meet the cash flows of the liabilities. This design reduces the plan’s exposure to changes in interest rates.
Actual allocations to each asset class vary from target allocations due to periodic investment strategy updates, market value fluctuations, the length of time it takes to fully implement investment allocations, and the timing of benefit payments and contributions. The asset allocation is rebalanced on a quarterly basis, if necessary.
Pension Plan Assets
The investment policy guideline of the pension plan is focused on diversification, improving returns and reducing the volatility of the funded status over a long-term horizon. None of the Company’s securities are included in pension plan assets.
The Company uses fair value for all classes of assets in the calculation of market-related value of plan assets. As of December 31, 2025, the fair values and asset allocations of the pension plan assets include the American Water Pension Plan and the American Water Pension Plan for Certain Inactive Participants.
Presented in the tables below are the fair values and asset allocations of the pension plan assets as of December 31, 2025 and 2024, respectively, by asset category:

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (a)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2025
Cash	$23	$23	$—	$—	$—	2%
Equity securities:
U.S. large cap	158	40	—	—	118	11%
U.S. small cap	32	32	—	—	—	2%
International	299	—	—	—	299	21%
Real estate fund	122	—	—	—	122	9%
REITs	7	—	—	—	7	—%
Fixed income securities:
U.S. Treasury securities and government bonds	257	194	13	—	50	19%
Corporate bonds	459	—	459	—	—	33%
Mortgage-backed securities	5	—	5	—	—	—%
Municipal bonds	18	—	18	—	—	1%
Guarantee annuity contracts	31	—	—	31	—	2%

Total	$1,411	$289	$495	$31	$596	100%

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (a)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2024
Cash	$40	$40	$—	$—	$—	3%
Equity securities:
U.S. large cap	155	29	—	—	126	11%
U.S. small cap	34	34	—	—	—	2%
International	258	—	—	—	258	19%
Real estate fund	120	—	—	—	120	9%
REITs	6	—	—	—	6	—%
Fixed income securities:
U.S. Treasury securities and government bonds	232	169	1	—	62	17%
Corporate bonds	489	—	489	—	—	35%
Mortgage-backed securities	6	—	6	—	—	—%
Municipal bonds	20	—	20	—	—	2%
Guarantee annuity contracts	32	—	—	32	—	2%

Total	$1,392	$272	$516	$32	$572	100%

(a)	There were no material changes during the period for the fair value measurements using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024, respectively.

The Company’s 2026 target pension plan asset allocation is 38% equity securities and 62% fixed income securities. The Company’s 2025 target pension plan asset allocation was 37% equity securities and 63% fixed income securities.
Other Postretirement Benefit Plan Assets
The investment policy guidelines of the postretirement plans focus on the appropriate strategy given the funded status of the plans. None of the Company’s securities are included in other postretirement benefit plan assets. The Company’s postretirement benefit plans have different levels of funded status and the assets are held under various trusts. The investments and risk mitigation strategies for the plans are tailored specifically for each trust. In setting new strategic asset mixes, consideration is given to the likelihood that the selected asset allocation will effectively fund the projected plan liabilities and meet the risk tolerance criteria of the Company. The Company periodically updates the long-term, strategic asset allocations for these plans through asset liability studies and uses various analytics to determine the optimal asset allocation. Considerations include plan liability characteristics, liquidity needs, funding requirements, expected rates of return and the distribution of returns. The American Water Retiree Welfare Plan (“Retiree Welfare Plan”) is funded by the Bargained VEBA trust, the
Non-Bargained
Retiree Voluntary Employees’ Beneficiary Association
(“Non-Bargained
VEBA”) trust, the Voluntary Employees’ Beneficiary Association (“Active VEBA”) trust, and the American Water Life Insurance Voluntary Employees’ Beneficiary Association Trust.
Presented in the tables below are the fair values and asset allocations of the postretirement benefit plan assets as of December 31, 2025 and 2024, respectively, by asset category:

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2025
Bargained VEBA:
Cash	$5	$5	$—	$—	$—	5%
Fixed income securities:
U.S. Treasury securities and government bonds	7	7	—	—	—	7%
Corporate bonds	85	—	85	—	—	85%
Municipal bonds	3	—	3	—	—	3%

Total bargained VEBA	$100	$12	$88	$—	$—	100%
Active VEBA:
Cash	$3	$3	$—	$—	$—	12%
Fixed income securities:
U.S. Treasury securities and government bonds	2	2	—	—	—	8%
Corporate bonds	19	—	19	—	—	76%
Municipal bonds	1	—	1	—	—	4%

Total Active VEBA	$25	$5	$20	$—	$—	100%
Non-bargained VEBA:
Cash	$3	$3	$—	$—	$—	2%
Equity securities:
U.S. large cap	46	46	—	—	—	35%
International	31	31	—	—	—	24%
Fixed income securities:
U.S. Treasury securities and government bonds	1	1	—	—	—	1%
Municipal bonds	50	—	50	—	—	38%

Total non-bargained VEBA	$131	$81	$50	$—	$—	100%
Total	$256	$98	$158	$—	$—	100%

Asset C ateg ory	Total	Quoted Pr ices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2024
Bargained VEBA:
Cash	$4	$4	$—	$—	$—	4%
Fixed income securities:
U.S. Treasury securities and government bonds	7	7	—	—	—	7%
Corporate bonds	83	—	83	—	—	86%
Municipal bonds	3	—	3	—	—	3%

Total bargained VEBA	$97	$11	$86	$—	$—	100%
Active VEBA:
Cash	$2	$2	$—	$—	$—	7%
Fixed income securities:
U.S. Treasury securities and government bonds	2	2	—	—	—	7%
Corporate bonds	23	—	23	—	—	82%
Municipal bonds	1	—	1	—	—	4%

Total Active VEBA	$28	$4	$24	$—	$—	100%
Non-bargained VEBA:
Cash	$3	$3	$—	$—	$—	2%
Equity securities:
U.S. large cap	46	46	—	—	—	36%
International	30	30	—	—	—	23%
Fixed income securities:
U.S. Treasury securities and government bonds	1	1	—	—	—	1%
Municipal bonds	48	—	48	—	—	38%

Total non-bargained VEBA	$128	$80	$48	$—	$—	100%
Total	$253	$95	$158	$—	$—	100%

The Company’s 2026 target postretirement benefit plan asset allocation for the Bargained VEBA and Active VEBA is 100% fixed income securities and for the
Non-bargained
VEBA is 60% equity securities and 40% fixed income securities. The Company’s 2025 target postretirement benefit plan asset allocation for the Bargained VEBA and Active VEBA was 100% fixed income securities and for the
Non-bargained
VEBA was 60% equity securities and 40% fixed income securities.
Valuation Techniques Used to Determine Fair Value
Cash—Cash and investments with maturities of three months or less when purchased, including certain short-term fixed-income securities, are considered cash and are included in the recurring fair value measurements hierarchy as Level 1.
Equity securities —For equity securities, the trustees obtain prices from pricing services, whose prices are obtained from direct feeds from market exchanges, that the Company is able to independently corroborate. Certain equity securities are valued based on quoted prices in active markets and categorized as Level 1. Other equities, such as certain U.S. large cap and international securities held in the pension plan, are invested in commingled funds and/or limited partnerships. These funds are valued to reflect the plan fund’s interest in the fund based on the reported year-end
NAV. Since NAV is not directly observable or not available on a nationally recognized securities exchange for the commingled funds and/or limited partnerships, they are not included in the fair value hierarchy as they are measured at fair value using the NAV per share (or its equivalent) practical expedient. These investments can typically be redeemed monthly or more frequently, with 30 or less days of notice and without further restrictions.

Fixed-income securities—Certain U.S. Treasury securities and government bonds have been categorized as Level 1 because they trade in highly-liquid and transparent markets and their prices can be corroborated. The fair values of corporate bonds, mortgage backed securities, and certain government bonds are based on prices that reflect observable market information, such as actual trade information of similar securities. These securities are categorized as Level 2 because the valuations are calculated using models which utilize actively traded market data that the Company can corroborate. Exchange-traded future and option positions are reported in accordance with changes in variation margins that are settled daily. Exchange-traded futures and options, for which market quotations are readily available, are valued at the last reported sale price or official closing price on the primary market or exchange on which they are traded and are classified as Level 1. Other U.S. Treasury securities are invested in commingled funds that may implement their investment strategies in a variety of ways which may include direct and/or indirect investment in securities and other instruments or assets (e.g., futures and swaps) or investment in units of other commingled funds. These funds are valued to reflect the plan fund’s interest in the fund based on the reported year-end
NAV. Since NAV is not directly observable or not available on a nationally recognized securities exchange for the commingled funds, they are not included in the fair value hierarchy as they are measured at fair value using the NAV per share (or its equivalent) practical expedient. These investments can typically be redeemed daily, with no prior notice and without further restrictions.
Real estate fund—Real estate funds are an investment vehicle in the form of a limited partnership primarily focused in real estate investments and are not included in the fair value hierarchy as they are measured at fair value using the NAV per share (or its equivalent) practical expedient. These investments can typically be redeemed quarterly, with 90 or less days of notice, subject to available cash.
REITs—REITs are invested in commingled funds primarily focused in publicly traded shares of real estate investment trusts. Commingled funds are valued to reflect the plan fund’s interest in the fund based on the reported year-end
NAV. REITs are not included in the fair value hierarchy as they are measured at fair value using the NAV per share (or its equivalent) practical expedient. These investments can typically be redeemed daily, with no prior notice and without further restrictions.
Guaranteed annuity contracts—Guaranteed annuity contracts are categorized as Level 3 because the investments are not publicly quoted. Since these market values are determined by the provider, they are not highly observable and have been categorized as Level 3.

Benef
it Obli
gations, Plan Assets and
Fund
ed Status
Presented in the table below is a rollforward of the changes in the benefit obligation and plan assets for the two most recent years, for all plans combined:

	Pension Benefits		Other Benefits
	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation as of January 1,	$1,560	$1,622	$225	$247
Service cost	15	17	2	2
Interest cost	87	83	12	12
Plan participants’ contributions	—	—	3	3
Actuarial loss (gain)	35	(55)	3	(18)
Settlements	—	(2)	—	—
Gross benefits paid	(179)	(105)	(22)	(22)
Federal subsidy	—	—	1	1

Benefit obligation as of December 31,	$1,518	$1,560	$224	$225

Change in plan assets:
Fair value of plan assets as of January 1,	$1,392	$1,431	$253	$258
Actual return on plan assets	152	19	19	11
Employer contributions	46	49	3	3
Plan participants’ contributions	—	—	3	3
Settlements	—	(2)	—	—
Benefits paid	(179)	(105)	(22)	(22)

Fair value of plan assets as of December 31,	$1,411	$1,392	$256	$253

Funded value as of December 31,	$(107)	$(168)	$32	$28
Amounts recognized on the balance sheet:
Noncurrent asset	$62	$51	$33	$29
Current liability	(2)	(2)	—	—
Noncurrent liability	(167)	(217)	(1)	(1)

Net amount recognized	$(107)	$(168)	$32	$28

Prese
nt
ed in the table below are the components of accumul
ated ot
her comprehensive income and regulatory assets that have not been recognized as components of periodic benefit costs as of December 31:

	Pension Benefits		Other Benefits
	2025	2024	2025	2024
Net actuarial loss	$289	$337	$9	$13
Prior service credit	(2)	(5)	(52)	(84)

Net amount recognized	$287	$332	$(43)	$(71)

Regulatory assets (liabilities)	$261	$304	$(43)	$(71)
Accumulated other comprehensive income	26	28	—	—

Total	$287	$332	$(43)	$(71)

Presented in the tables below are the aggregate projected benefit obligation, accumulated benefit obligation and aggregate fair value of plan assets for pension plans with a projected obligation in excess of plan assets as of December 31:

	Projected Benefit Obligation Exceeds the Fair Value of Plans’ Assets
	2025	2024
Projected benefit obligation	$912	$916
Fair value of plan assets	743	697

	Accumulated Benefit Obligation Exceeds the Fair Value of Plans’ Assets
	2025	2024
Accumulated benefit obligation	$849	$852
Fair value of plan assets	743	697
The accumulated postretirement plan assets exceed benefit obligations for the Company’s other postretirement benefit plans, except for the Northern Illinois Retiree Welfare Plan, of which the accumulated postretirement benefit obligation is inconsequential for all periods presented.
Contributions
The PPA requires that defined benefit plans contribute to 100% of the current liability funding target over seven years. Defined benefit plans with a funding status of less than 80% of the current liability are defined as being “at risk” and additional funding requirements and benefit restrictions may apply. The Company’s qualified defined benefit plan is currently funded above the at-risk
threshold, and therefore the Company expects that the plans will not be subject to the “at risk” funding requirements of the PPA. The Company is proactively monitoring the plan’s funded status and projected contributions under the law to appropriately manage the potential impact on cash requirements.
Minimum funding requirements for the qualified defined benefit pension plan are determined by government regulations and not by accounting pronouncements. The Company plans to contribute amounts at least equal to or greater than the minimum required contributions or the normal cost in 2026 to the qualified pension plans. Contributions may be in the form of cash contributions as well as available prefunding balances.
Presented in the table below is information about the expected cash flows for the pension and postretirement benefit plans:

	Pension Benefits	Other Benefits
2026 expected employer contributions:
To plan trusts	$44	$—
To plan participants	2	—

Estimated Future Benefit Payments
Presented in the table below are the net benefits expected to be paid from the plan assets or the Company’s assets:

	Pension Benefits	Other Benefits
	Expected Benefit Payments	Expected Benefit Payments	Expected Federal Subsidy Payments
2026	$119	$22	$1
2027	121	22	1
2028	121	21	1
2029	122	21	1
2030	122	20	—
2031-2035	590	88	2
Because the above amounts are net benefits, plan participants’ contributions have been excluded from the expected benefits.
Assumptions
Accounting for pensions and other postretirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company’s employees, mortality, turnover and medical costs. Each assumption is reviewed annually. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy. These differences will impact the amount of pension and other postretirement benefit expense that the Company recognizes.

Presented in the table below are the significant assumptions related to the pension and other postretirement benefit plans:

	Pension Benefits			Other Benefits
	2025	2024	2023	2025	2024	2023
Weighted average assumptions used to determine December 31 benefit obligations:
Discount rate	5.54%	5.70%	5.18%	5.46%	5.69%	5.22%
Rate of compensation increase	3.45%	3.51%	3.51%	N/A	N/A	N/A
Medical trend	N/A	N/A	N/A	graded from	graded from	graded from
				7.00% in 2026	6.50% in 2025	6.75% in 2024
				to 5.00% in 2032+	to 5.00% in 2031+	to 5.00% in 2031+

Weighted average assumptions used to determine net periodic cost:
Discount rate	5.70%	5.18%	5.58%	5.69%	5.22%	5.60%
Expected return on plan assets	6.63%	6.73%	6.79%	5.00%	5.00%	5.00%
Rate of compensation increase	3.45%	3.51%	3.51%	N/A	N/A	N/A
Medical trend	N/A	N/A	N/A	graded from	graded from	graded from
				6.50% in 2025	6.75% in 2024	7.00% in 2023
				to 5.00% in 2031+	to 5.00% in 2031+	to 5.00% in 2031+
NOTE: “N/A” in the table above means assumption is not applicable.
The discount rate assumption was determined for the pension and postretirement benefit plans independently. The Company uses an approach that approximates the process of settlement of obligations tailored to the plans’ expected cash flows by matching the plans’ cash flows to the coupons and expected maturity values of individually selected bonds. Historically, for each plan, the discount rate was developed at the level equivalent rate that would produce the same present value as that using spot rates aligned with the projected benefit payments.
The expected long-term rate of return on plan assets is based on historical and projected rates of return, prior to administrative and investment management fees, for current and planned asset classes in the plans’ investment portfolios. Assumed projected rates of return for each of the plans’ projected asset classes were selected after analyzing historical experience and future expectations of the returns and volatility of the various asset classes. Based on the target asset allocation for each asset class, the overall expected rate of return for the portfolio was developed, adjusted for historical and expected experience of active portfolio management results compared to the benchmark returns. The Company’s pension expense increases as the expected return on assets decreases. The Company used a weighted average expected return on plan assets of 6.63% to estimate its 2025 pension benefit costs, and an expected blended return based on weighted assets of 5.00% to estimate its 2025 other postretirement benefit costs.
For the years ended December 31, 2025, 2024 and 2023, the Company’s mortality assumption utilized the
Pri-2012
base mortality table with the
MP-2021
mortality improvement scale.

Components of Net Periodic Benefit Cost
Presented in the table below are the components of net periodic benefit costs for the years ended December 31:

	2025	2024	2023
Components of net periodic pension benefit cost (credit):
Service cost	$15	$17	$17
Interest cost	87	83	85
Expected return on plan assets	(90)	(94)	(94)
Amortization of prior service (credit) cost	(3)	(3)	(3)
Amortization of actuarial loss	21	22	13
Settlements	—	1	1

Net periodic pension benefit cost (credit)	$30	$26	$19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Current year actuarial (gain) loss	$—	$(1)	$3
Amortization of actuarial loss	(1)	—	(4)

Total recognized in other comprehensive income	(1)	(1)	(1)

Total recognized in net periodic benefit cost (credit) and other comprehensive income	$29	$25	$18

Components of net periodic other postretirement benefit (credit) cost:
Service cost	$2	$2	$2
Interest cost	12	12	14
Expected return on plan assets	(12)	(12)	(12)
Amortization of prior service credit	(31)	(31)	(31)
Amortization of actuarial loss	—	—	2

Net periodic other postretirement benefit (credit) cost	$(29)	$(29)	$(25)

Savings Plans for Employees
The Company maintains 401(k) savings plans that allow employees to save for retirement on a tax-deferred
basis. Employees can make contributions that are invested at their direction in one or more funds. The Company makes matching contributions based on a percentage of an employee’s contribution, subject to certain limitations. Due to the Company’s discontinuing new entrants into the defined benefit pension plan, on January 1, 2006, the Company began providing an additional 5.25% of base pay defined contribution benefit for union employees hired on or after January 1, 2001 and non-union
employees hired on or after January 1, 2006. The Company’s 401(k) savings plan expenses totaled $15 million, $15 million and $14 million for 2025, 2024 and 2023, respectively. Additionally, the Company’s 5.25% of base pay defined contribution benefit expenses totaled $19 million, $18 million and $17 million for 2025, 2024 and 2023, respectively. All of the Company’s contributions are invested in one or more funds at the direction of the employees.